Schedule of Supplemental Cash Flow Information Related to Leases (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Operating cash flows for operating leases	¥ 2,776	¥ 4,896
Right-of-use assets obtained in exchange for lease obligations	¥ 5,076	¥ 172